Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Turnover	€ 30,428	€ 29,623
Operating profit	5,516	4,500
Net finance costs	(259)	(227)
Pensions and similar obligations	50	22
Finance income	208	105
Finance costs	(517)	(354)
Net monetary gain/(loss) arising from hyperinflationary economies	(98)	(38)
Share of net profit/(loss) of joint ventures and associates	118	97
Other income/(loss) from non-current investments and associates	(10)	27
Profit before taxation	5,267	4,359
Taxation	(1,385)	(1,143)
Net profit	3,882	3,216
Attributable to:
Non-controlling interests	334	311
Shareholders’ equity	€ 3,548	€ 2,905
Earnings per share
Basic earnings per share (in euros per share)	€ 1.41	€ 1.14
Diluted earnings per share (in euros per share)	€ 1.40	€ 1.13